Net Earnings Per Share From Continuing Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net Earnings Per Share From Continuing Operations
NET EARNINGS PER SHARE FROM CONTINUING OPERATIONS
Basic net earnings per share (“EPS”) from continuing operations is calculated by dividing net earnings from continuing operations by the weighted average number of common shares outstanding for the applicable period. Diluted net EPS from continuing operations is computed based on the weighted average number of common shares outstanding increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued and reduced by the number of shares the Company could have repurchased with the proceeds from the issuance of the potentially dilutive shares. For the three-month period ended March 31, 2017, approximately four million anti-dilutive options to purchase shares were not included in the diluted EPS from continuing operations calculation as the impact of their inclusion would have been anti-dilutive. However, for the three-month period ended April 1, 2016 there were no anti-dilutive options to purchase shares excluded from the diluted EPS from continuing operations calculation.
Information related to the calculation of net earnings per share from continuing operations is summarized as follows ($ and shares in millions, except per share amounts):

	Net Earnings from Continuing Operations (Numerator)	Shares (Denominator)	Per Share Amount
For the Three-Month Period Ended March 31, 2017:
Basic EPS	$483.8	694.3	$0.70
Adjustment for interest on convertible debentures	0.5	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	8.5
Incremental shares from assumed conversion of the convertible debentures	—	2.9
Diluted EPS	$484.3	705.7	$0.69

For the Three-Month Period Ended April 1, 2016:
Basic EPS	$585.8	688.6	$0.85
Adjustment for interest on convertible debentures	0.4	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	6.1
Incremental shares from assumed conversion of the convertible debentures	—	2.4
Diluted EPS	$586.2	697.1	$0.84

NET EARNINGS PER SHARE FROM CONTINUING OPERATIONS
Basic net earnings per share (“EPS”) from continuing operations is calculated by dividing net earnings from continuing operations by the weighted average number of common shares outstanding for the applicable period. Diluted net EPS from continuing operations is computed based on the weighted average number of common shares outstanding increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued and reduced by the number of shares the Company could have repurchased with the proceeds from the issuance of the potentially dilutive shares. For the years ended December 31, 2016, 2015 and 2014, 1 million, 2 million and 2 million options to purchase shares, respectively, were not included in the diluted earnings per share calculation as the impact of their inclusion would have been anti-dilutive.
Information related to the calculation of net earnings from continuing operations per share of common stock is summarized as follows ($ and shares in millions, except per share amounts):

	Net Earnings from Continuing Operations (Numerator)	Shares (Denominator)	Per Share Amount
For the year ended December 31, 2016
Basic EPS	$2,153.4	691.2	$3.12
Adjustment for interest on convertible debentures	1.8	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	6.0
Incremental shares from assumed conversion of the convertible debentures	—	2.6
Diluted EPS	$2,155.2	699.8	$3.08

For the year ended December 31, 2015
Basic EPS	$1,746.7	698.1	$2.50
Adjustment for interest on convertible debentures	2.2	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	7.7
Incremental shares from assumed conversion of the convertible debentures	—	2.7
Diluted EPS	$1,748.9	708.5	$2.47

For the year ended December 31, 2014
Basic EPS	$1,638.7	702.2	$2.33
Adjustment for interest on convertible debentures	3.3	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	9.1
Incremental shares from assumed conversion of the convertible debentures	—	4.8
Diluted EPS	$1,642.0	716.1	$2.29